Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 1 - Summary of Significant Accounting Policies

Organization and Nature of Business

iSatori Technologies, LLC (the “Predecessor Company”) was formed under the laws of the State of Colorado on June 14, 2004. On June 1, 2011, LS7 Products, LLC (d/b/a iSatori Global Technologies, LLC), a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“LS7”), Eat-Smart, LLC a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“Eat-Smart”), and Energize Solutions, LLC, a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“Energize”), were merged with and into the Predecessor Company and Right Lane Publishing Inc., a Colorado subchapter S corporation and wholly owned subsidiary of the Predecessor Company (“Right Lane”), was distributed to Stephen Adele Enterprises, Inc., the Predecessor Company’s sole shareholder (collectively, the “Reorganizations”). On June 1, 2011, after consummation of the Reorganizations, the Predecessor Company converted to a corporation pursuant to the laws of the State of Colorado changing its name to iSatori Technologies, Inc. ( “iSatori Technologies”).

On April 5, 2012, iSatori Acquisition Corp. (“Merger Sub”), a Delaware corporation and wholly-owned subsidiary of Integrated Security Systems, Inc (“Integrated”), consummated a merger (the “Merger”) with iSatori Technologies, pursuant to a Merger Agreement, dated as of February 17, 2012, by and among Integrated, Merger Sub and iSatori Technologies (the “Merger Agreement”). Pursuant to the Merger Agreement, iSatori Technologies was merged with and into Merger Sub with iSatori Technologies surviving as a wholly-owned subsidiary of Integrated.

Upon completion of the Merger, the holders of iSatori Technologies’ common stock, and holders of equity instruments convertible into shares of iSatori Technologies’ common stock, received an aggregate of approximately 8,410,973 shares of Integrated common stock.

On June 29, 2012, Integrated completed a “short form” merger under §253 of the Delaware General Corporation Law pursuant to which iSatori Technologies was merged with and into Integrated with Integrated continuing as the surviving corporation. In connection with the Merger, Integrated changed its name to iSatori, Inc. The trading symbol of the Company on OTCBB is “IFIT”.

Prior to the Merger, Integrated was a company with virtually no operations. The Merger was accounted for as the equivalent to the issuance of stock by iSatori Technologies for the net monetary assets of Integrated. The accompanying financial statements therefore include the consolidated results of operations of iSatori Technologies and Intergrated for periods subsequent to the Merger, and iSatori Technologies only for periods prior to the Merger.

References to the financial operations of iSatori Technologies and the Predecessor Company are noted for the respective reporting periods as noted above. Unless otherwise specifically indicated, references to the “Company” (without further qualification) necessarily include iSatori Technologies, the Predecessor Company, Integrated and iSatori, Inc. for all applicable accounting periods. Since there was no change in the ownership of the business in connection with the Reorganizations, the assets and the liabilities of the Predecessor Company have been recorded on iSatori Technologies’ financial statements at the same amounts at which they were reported on the financial statements of the Predecessor Company. All transactions between divisions and/or wholly owned subsidiaries of iSatori Technologies or the Predecessor Company have been eliminated in the financial statements. In addition, per the operating agreement of the Predecessor Company, no member was to have been liable for the debts, liabilities or obligations of the Predecessor Company.

The Company is engaged in researching, designing, developing, contracting for the manufacture, marketing, selling and distributing of various nutritional and dietary supplement products for the general nutrition market. The “general nutrition market” may include such activities as body-building, physique enhancement (increase of lean body mass and decrease in fat mass) and enhanced athletic performance through increased strength and/or endurance and proper nutrition.

The Company does engage from time to time in funding of clinical studies with the objective of discovering and/or validating claims of new, efficacious products for the Company’s relevant market as well as providing necessary and appropriate substantiation for any claims which the Company may use in its marketing and advertising. The Company markets products which are under its control and which are in some way proprietary to the Company. Some of the Company’s products are the subject of trademarks owned by the Company.

The accompanying consolidated financial statements include the accounts of the Company and the Predecessor Company: LS7; Right Lane; Eat-Smart; Energize; and Integrated for the respective reporting periods described above.

Unaudited Interim Financial Information

The accompanying interim condensed consolidated financial statements have been prepared in accordance with our accounting practices described in our audited consolidated financial statements for the year ended December 31, 2012, and are unaudited. The unaudited interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2012. The accompanying interim condensed consolidated financial statements are presented in accordance with the rules and regulations of the Securities and Exchange Commission and, accordingly, do not include all the disclosures required by generally accepted accounting principles in the United States (“U.S. GAAP”) with respect to annual financial statements. In the opinion of management, all adjustments, consisting of normal recurring accruals that are considered necessary for a fair presentation of the interim financial information, have been included. However, operating results for the periods presented are not necessarily indicative of the results that may be expected for a full year. Certain prior year amounts have been reclassified to conform to the presentation used in 2013. Such reclassification had no effect on net income.

Financial Instruments

The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. Accordingly, cash and cash equivalents consist of petty cash, checking accounts and money market funds.

As of December 31, 2012, the Company invested approximately $966 thousand with Horter Financial Group which, acted as investment advisor with and into the Alpha/Pimco Bonds Plus Total Return Fund. Pimco Corporation is one of the largest bond managers in the world. The Company utilized this Alpha/Pimco Bonds Plus strategy as a way to create a unique solution to a conservative investor’s dilemma: how to safely invest for income while increasing the asset base of the money invested at a rate greater than inflation on an after-tax basis.

The underlying security matures in three years. However, the Company has access and can liquidate the underlying security on 72-hours’ notice. Thus, it has been classified as a current asset. The investment strategy involves an investment in three separate “power periods”, late October, late November and late December of each year.

The Company invested $960 thousand in this fund. As of December 31, 2012, the Company realized a net asset value gain of approximately $6 thousand. The total portfolio of the Company had a stated value therefore of $965,886. This investment account was closed on February 22, 2013. The Company realized an additional $7 thousand in net asset value gain up to the time the account was closed.

At March 31, 2013 and December 31, 2012, the financial instruments of the Company and the Predecessor Company consisted principally of cash and cash equivalents, investments, receivables, accounts payable, certain accrued liabilities and long-term debt. The carrying amount of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. The actual and estimated fair values, respectively, of the Company’s financial instruments are as follows:

	March 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$2,655,837	$2,655,837	$1,655,453	$1,655,453
Investments	$0	$0	$965,886	$965,886
Receivables	$1,177,638	$1,177,638	$1,240,736	$1,240,736
Accounts Payable	$755,522	$755,522	$518,150	$518,150
Long-term Debt	$880,696	$880,696	$701,852	$701,852

Trade Receivables and Credit Policy

Trade receivables are uncollateralized customer obligations due under normal trade terms requiring payment generally within 10-60 days from the invoice date. Accounts are considered delinquent when outstanding for more than 7 days past due date. The Company does not have a policy of accruing interest on past due accounts. Payments on trade receivables are applied as instructed per the customer, or to the earliest unpaid invoices. The allowance for doubtful accounts represents an estimate of amounts considered uncollectible and is determined based on management’s historical collection experience, adverse situations that may affect the customer’s ability to repay, and prevailing economic conditions. Specific accounts deemed uncollectible are written off periodically with subsequent receipts on previously written off accounts credited to bad debt expense. The allowance for doubtful accounts is $0 for the periods ended March 31, 2013 and December 31, 2012, respectively. Receivables at each of the below respective periods consisted of the following:

Presence

	March 31, 2013		December 31, 2012
Trade Receivables		$851,617		$898,009
Other		$326,021		$342,727
Allowance for doubtful accounts	$	<0>	$	<0>
Totals		$1,177,638.		$1,240,736.

In addition, the Company has recorded an allowance for customer returns in the amount of approximately $47,000 at March 31, 2013 and $68,000 at December 31, 2012 in accrued expenses.

Inventory Valuation

Inventories of nutritional and dietary supplements are stated at lower of cost or market on a first-in, first-out (FIFO) basis as noted below:

	March 31, 2013	December 31, 2012
Labels and packaging	$94,894	$129,640
Finished goods	$1,265,835	$1,162,465
Totals	$1,360,729	$1,292,105

Notes Receivable

The Predecessor Company disposed of a dormant product line of vitamins in December, 2010. As part of the consideration in this divestiture, the Company received from the purchaser of this product line an unsecured note in the amount of $170,000. The original note was due to be repaid on or before March 2014, where interest accrued principally at an annual rate of 5%, based upon the initial $170,000 principal and was payable monthly. As of March 31, 2013, the note was novated and a new promissory note was issued to reflect a modification in the payment terms, which includes no interest. The total amount to be repaid is the open principal amount of $117,543 at March 31, 2013 with $0 interest, and is due to be repaid on or before May 1, 2017. An allowance in the amount of $25,978 has been recorded against the aforementioned balance.

Property and Equipment

Property and equipment are stated at cost. Depreciation for financial accounting purposes is computed using the straight-line method over the estimated lives of the respective assets, ranging from three to ten years. Maintenance and repairs are charged to expense when incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are thereafter removed from the respective accounts and any gain or loss is credited or charged to income. Total depreciation expense was $22,440 and $17,332 for the three month period ended March 31, 2013 and 2012, respectively.

Other Assets and Intangible Assets

Other assets include intangible assets which are principally direct television advertising, websites, as well as deposits and are included in Deposits and other Assets. The Company periodically performs reviews of other assets including amortizable intangible and depreciable tangible assets, for impairment purposes using undiscounted cash flow methodology. Factors considered important that may trigger an impairment of assets review include, but are not necessarily limited to: significant changes in the manner of the use of its assets involving its strategy for its overall business; significant negative industry or economic trends; or underperforming business trends. These reviews may include an analysis of the Company’s current operations and capacity utilization in conjunction with an analysis of the markets in which the Company’s business is operating.

Intangible assets are discussed below. Amortization for financial accounting purposes is computed using the straight-line method over the estimated useful lives of the respective assets which range from three to ten years. Amortization for 2013 and 2012 totaled $2,576 and $546, respectively.

	Gross Carrying Value March 31, 2013		Gross Carrying Value December 31, 2012
Amortized intangible assets:
Website		$146,862		$146,862
Patents		$341		$341
Trademarks		$3,830		$3,830
TOTAL		$151,033		$151,033
Accumulated Amortization	$	<122,754>	$	<120,179>
TOTAL		$28,279		$30,854

Revenue Recognition

The Company operates predominantly as a distributor of its dietary supplement products through traditional large retailers and electronic intermediaries. Revenue from product sales is recognized upon transfer of title of the Company’s product to its customers. Net sales represent product sales less actual returns, allowances, discounts, and promotions. Sales to direct customers have an unconditional money back guarantee for thirty to sixty days after the date of purchase. Sales to several of the retail customers carry a “Sale or Return” Purchase agreement per contract, where if minimum sales thresholds are not met within required timeframe, the inventory will be returned to the Company for full credit. Other retail customers receive a percentage discount from invoice to cover any customer returns or damages they may incur. Returns, allowances and discounts were $715,030 and $350,636 for the three month period ending March 31, 2013 and 2012, respectively.

In addition, the Company provides allowances for sales returns based upon estimated and known returns. Product returns are recorded as a reduction of net revenues and as a reduction of the accounts receivable balance.

The Company receives other revenues which includes but is not limited to shipping and handling charges which is charged to customers.

Cost of Sales

The Company purchases its products directly from third party manufacturers. The Company’s cost of sales include product costs, cost of warehousing and distribution. Included in the cost of sales are shipping and handling costs that are incurred by the Company.

Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities, and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. See Note 5, “Income Taxes”. For the year ended December 31, 2011 and future years, the Company will file a consolidated federal income tax return. For state income tax purposes, the Company will also file a consolidated return in the states requiring the filing of such returns.

The Company has adopted the provisions of Codification Topic 740-10, “Accounting for Income Taxes,” (previously Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”), as of June 1, 2011. The implementation of this standard had no impact on the financial statements. As of both the date of adoption, and as of December 31, 2012, the unrecognized tax benefit accrual was zero.

Furthermore, since 2011 was the Company’s initial tax year, there are no prior federal or state tax returns subject to examination. Accordingly, the only taxable periods subject to examination by federal and state taxing authorities is the period ended December 31, 2012 and 2011.

Leases

The Company leases its headquarters facility, comprising approximately 7,120 square feet, in Golden (metropolitan Denver), Colorado. The total rent expense for the three month period ended March 31, 2013 was $20,716 and $14,240 for 2012. The lease expired on September, 30, 2012, and a new lease was signed on November 1, 2012 for a term of four years and three months, which included the expansion of the lease space to a total of 10,044 square feet to accommodate growth. The Company assumed the new addition in February of 2013. Future payments under the newly signed lease (with the expanded area) are $346,137. The Company also leases miscellaneous office and warehouse equipment. In most cases, management expects that in the normal course of business these leases will be renewed or replaced by other leases as applicable.

Fair Value Measurements

ASC 820-10 establishes a framework for measuring the fair value of assets and liabilities and requires additional disclosure about fair value measurements. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal (or most advantageous market) for the asset or liability in than orderly transaction between market participants at the measure date.

The Company has a number of financial instruments, including cash, receivables, inventory, payables and debt obligations. The Company has issued warrants which are measured at fair value on a recurring basis. The Company estimates that the fair value of these financial instruments does not materially differ from the respective reported balance sheet amounts.

Accordingly, the adoption of ASC 820-10 has not had a material impact on the Company’s financial statements and disclosures.

Deferred Financing Fees

Costs incurred in connection with the Company’s line of credit issued in July 16, 2012 are being amortized over the term of the debt repayment period. Accumulated amortization for the aforementioned indebtedness for the Company as of March 31, 2013 was $5,000.

Marketing

The Company expenses all production costs related to advertising costs as they are incurred, including print and television when the advertisement has been broadcast or otherwise distributed. The Company records website costs related to its direct-to-consumer advertisements in accordance with FASB ASC 340-20 “Capitalized Advertising Costs”. In accordance with FASB ASC 340-20, direct response advertising costs incurred should be reported as assets and should be amortized over the estimated period of the benefits, based on the proportion of current period revenue from the advertisements to probable future revenue. As of March 31, 2013 and December 31, 2012, the Company had deferred $0 and $3,641 respectively, related to such advertising costs. This amount is included in Deposits and other assets and is being amortized over a three year period. For the three month period ended March 31, 2013 and 2012, marketing expenses totaled $145,733 and $312,503, respectively.

Research and Development Costs

Research and development costs are expensed when incurred. Research and development costs of $59,810 and $4,148 for the three month period ended March 31, 2013 and 2012, respectively, are included in selling and marketing expense.

Distribution, Shipping and Handling Costs

Shipping costs on purchases and shipping and handling fees related to sales charged to customers are both included in cost of sales. As mentioned in Revenue Recognition, shipping and handling revenue billed customers are reflected in other revenues.

Insurance

The Company has procured insurance for such areas as: (1) general liability; (2) product liability; (3) property insurance and (4) directors and officers liability. The Company is not insured for certain property and casualty risks due to the frequency and severity of such losses, the cost of insurance and the overall risk analysis performed by the Company.

As part of its medical benefits program, the Company contracts with a national service organizer to provide benefits to its employees for all medical, dental, vision and prescription drug services.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of temporary cash investments and trade accounts receivables. Concentrations of credit with respect to trade receivables are limited due to the large number of customers comprising the Company’s customer bases and their dispersion across different geographic locations.

The Company maintains cash balances at one financial institution located in Colorado and one in California. Accounts at these institutions are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per account. At times during the year, the Company’s bank balances have exceeded the FDIC limit. Management believes the risk of loss at such institutions to be minimal.

Customers whose revenue balance exceeds 10% of the account balance are disclosed below with corresponding accounts receivable balance outstanding at year end:

	March 31, 2013		March 31, 2012
Customer	% of Revenues	A/R balance	% of Revenues	A/R balance
A	32%	42%	34%	56%
B	16%	10%	N/A	N/A
C	11%	5%	17%	12%
D	11%	16%	10%	8%

Vendors whose purchase balance exceeds 10% of the inventory purchases are disclosed below with corresponding accounts payable balance outstanding at year end.

	March 31, 2013		March 31, 2012
Vendor	% of Purchases	A/P balance	% of Purchases	A/P balance
A	69%	32%	38%	31%
B	14%	6%	18%	8%

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include but are not limited to the fair value determination of derivative instruments, returns allowance and allowance for notes receivable.

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 (ASC 2011-04), an update to ASC Topic 820, “Fair Value Measurements and Disclosures.” This update amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The update also includes instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. ASC Update 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASC Update 2011-04 effective January 1, 2012. The adoption of this pronouncement did not have a material impact on the Company’s financial position, results of operations or cash flows.

Note 1 – Summary of Significant Accounting Policies

Organization and Nature of Business

iSatori Technologies, LLC (the “Predecessor Company”) was formed under the laws of the State of Colorado on June 14, 2004. On June 1, 2011, LS7 Products, LLC (d/b/a iSatori Global Technologies, LLC), a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“LS7”), Eat-Smart, LLC a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“Eat-Smart”), and Energize Solutions, LLC, a Colorado limited liability company and wholly owned subsidiary of the Predecessor Company (“Energize”), were merged with and into the Predecessor Company and Right Lane Publishing Inc., a Colorado subchapter S corporation and wholly owned subsidiary of the Predecessor Company (“Right Lane”), was distributed to Stephen Adele Enterprises, Inc., the Predecessor Company’s sole shareholder (collectively, the “Reorganizations”). On June 1, 2011, after consummation of the Reorganizations, the Predecessor Company converted to a corporation pursuant to the laws of the State of Colorado changing its name to iSatori Technologies, Inc. ( “iSatori Technologies”).

On April 5, 2012, iSatori Acquisition Corp. (“Merger Sub”), a Delaware corporation and wholly-owned subsidiary of Integrated Security Systems, Inc (“Integrated”), consummated a merger (the “Merger”) with iSatori Technologies, pursuant to a Merger Agreement, dated as of February 17, 2012, by and among Integrated, Merger Sub and iSatori Technologies (the “Merger Agreement”). Pursuant to the Merger Agreement, iSatori Technologies was merged with and into Merger Sub with iSatori Technologies surviving as a wholly-owned subsidiary of Integrated.

Upon completion of the Merger, the holders of iSatori Technologies’ common stock, and holders of equity instruments convertible into shares of iSatori Technologies’ common stock, received an aggregate of approximately 8,410,973 shares of Integrated common stock.

On June 29, 2012, Integrated completed a “short form” merger under §253 of the Delaware General Corporation Law pursuant to which iSatori Technologies was merged with and into Integrated with Integrated continuing as the surviving corporation. In connection with the merger, Integrated changed its name to iSatori, Inc. The trading symbol of the Company on OTCBB is “IFIT”.

Prior to the Merger, Integrated was a company with virtually no operations. The Merger was accounted for as the equivalent to the issuance of stock by iSatori Technologies for the net monetary assets of Integrated. The accompanying financial statements therefore include the consolidated results of operations of iSatori Technologies and Integrated for periods subsequent to the Merger, and iSatori Technologies only for periods prior to the Merger. References to the financial operations of iSatori Technologies and the Predecessor Company are noted for the respective reporting periods as noted above. Unless otherwise specifically indicated, references to the “Company” (without further qualification) necessarily include iSatori Technologies, the Predecessor Company, Integrated and iSatori, Inc. for all applicable accounting periods. Since there was no change in the ownership of the business in connection with the Reorganizations, the assets and the liabilities of the Predecessor Company have been recorded on iSatori Technologies’ financial statements at the same amounts at which they were reported on the financial statements of the Predecessor Company. All transactions between divisions and/or wholly owned subsidiaries of iSatori Technologies or the Predecessor Company have been eliminated in the financial statements. In addition, per the operating agreement of the Predecessor Company, no member was to have been liable for the debts, liabilities or obligations of the Predecessor Company.

The Company is engaged in researching, designing, developing, contracting for the manufacture, marketing, selling and distributing of various nutritional and dietary supplement products for the general nutrition market. The “general nutrition market” may include such activities as body-building, physique enhancement (increase of lean body mass and decrease in fat mass) and enhanced athletic performance through increased strength and/or endurance and proper nutrition.

The Company does engage from time to time in funding of clinical studies with the objective of discovering and/or validating claims of new, efficacious products for the Company’s relevant market as well as providing necessary and appropriate substantiation for any claims which the Company may use in its marketing and advertising. The Company markets products which are under its control and which are in some way proprietary to the Company. Some of the Company’s products are the subject of trademarks owned by the Company.

The accompanying consolidated financial statements include the accounts of the Company and the Predecessor Company: LS7; Right Lane; Eat-Smart; Energize; and Integrated for the respective reporting periods described above.

Basis of Presentation/Basis of Consolidation

The accompanying consolidated financial Statements have been prepared on an accrual basis of accounting in accordance with Generally Accepted Accounting Principles in the United States (“GAAP”). The accompanying consolidated financial statements present the financial position and results of operations of the Company and include the amounts of the Company as well as the Predecessor Company and all wholly owned subsidiaries. Accordingly, all significant intercompany transactions have been eliminated.

Financial Instruments

The Company considers all highly liquid debt instruments purchased with an original maturity of three months or less to be cash equivalents. Accordingly, cash and cash equivalents consist of petty cash, checking accounts and money market funds.

As of December 31, 2012, the Company invested approximately$966 thousand with Horter Financial Group which, acted as investment advisor with and into the Alpha/Pimco Bonds Plus Total Return Fund. Pimco Corporation is one of the largest bond managers in the world. The Company utilized this Alpha/Pimco Bonds Plus strategy as a way to create a unique solution to a conservative investor’s dilemma: how to safely invest for income while increasing the asset base of the money invested at a rate greater than inflation on an after-tax basis.

The underlying security matures in three years. However, the Company has access and can liquidate the underlying security on 72-hours’ notice. Thus, it has been classified as a current asset. The investment strategy involves an investment in three separate “power periods”, late October, late November and late December of each year.

The Company invested $960 thousand in this fund. As of December 31, 2012, the Company realized a net asset value gain of approximately $6 thousand. The total portfolio of the Company had a stated value therefore of $965,886.

At December 31, 2012 and December 31, 2011, the financial instruments of the Company and the Predecessor Company consisted principally of cash and cash equivalents, investments, receivables, accounts payable, certain accrued liabilities and long-term debt. The carrying amount of cash and cash equivalents, receivables, accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. The actual and estimated fair values, respectively, of the Company’s financial instruments are as follows:

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	$1,655,453	$1,655,453	$364,608	$364,608
Investments	$965,886	$965,886	$-0-	$-0-
Receivables	$1,240,736	$1,240,736	$937,841	$937,841
Accounts Payable	$518,150	$518,150	$695,775	$695,775
Long-term Debt	$701,852	$701,852	$571,335	$571,335

Trade Receivables and Credit Policy

Trade receivables are uncollateralized customer obligations due under normal trade terms requiring payment generally within 10-60 days from the invoice date. Accounts are considered delinquent when outstanding for more than 7 days past due date. The Company does not have a policy of accruing interest on past due accounts. Payments on trade receivables are applied as instructed per the customer, or to the earliest unpaid invoices. The allowance for doubtful accounts represents an estimate considered uncollectible and is determined based on management’s historical collection experience, adverse situations that may affect the customer’s ability to repay, and prevailing economic conditions. Specific accounts deemed uncollectible are written off periodically with subsequent receipts on previously written off accounts credited to bad debt expense. The allowance for doubtful accounts is $0 for the years ended December 31, 2012 and 2011, respectively. Receivables at each of the below respective periods consisted of the following:

	December 31, 2012	December 31, 2011
Trade Receivables	$898,009	$902,222
Other	$342,727	$35,619
Allowance for doubtful accounts	$(0)	$(0)
Totals	$1,240,736	$937,841

In addition, the Company has recorded an allowance for customer returns in the amount of $68,548 at December 31, 2012 and $50,511 at December 31, 2011 in accrued expenses.

Inventory Valuation

Inventories of nutritional and dietary supplements are stated at lower of cost or market on a first-in, first-out (FIFO) basis as noted below:

	December 31, 2012	December 31, 2011
Labels and packaging	$129,640	$81,251
Finished goods	$1,162,465	$675,999
Totals	$1,292,105	$757,250

Notes Receivable

The Predecessor Company disposed of a dormant product line of vitamins in December, 2010. As part of the consideration in this divestiture, the Company received from the purchaser of this product line an unsecured note in the amount of $170,000. The original note was due to be repaid on or before March 2014, where interest accrued principally at an annual rate of 5%, based upon the initial $170,000 principal and was payable monthly. As of March 2013, the note was novated and a new promissory note was issued to reflect a modification in the payment terms, which includes no interest. The total amount to be repaid is the open principal amount of $117,543 at December 31, 2012 with $0 interest and is due to be repaid on or before May 1, 2017. An allowance in the amount of $25,978 has been recorded against the aforementioned balance.

Property and Equipment

Property and equipment are stated at cost. Depreciation for financial accounting purposes is computed using the straight-line method over the estimated lives of the respective assets, ranging from three to ten years. Maintenance and repairs are charged to expense when incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are thereafter removed from the respective accounts and any gain or loss is credited or charged to income. Total depreciation expense was $76,266 and $80,150 for the years ended December 31, 2012 and 2011, respectively.

Other Assets and Intangible Assets

Other assets include intangible assets which are principally direct television advertising, websites, as well as deposits and are included in Deposits and other Assets. The Company periodically performs reviews of other assets including amortizable intangible and depreciable tangible assets, for impairment purposes using undiscounted cash flow methodology. Factors considered important that may trigger an impairment of assets review include, but are not necessarily limited to: significant changes in the manner of the use of its assets involving its strategy for its overall business; significant negative industry or economic trends; or underperforming business trends. These reviews may include an analysis of the Company’s current operations and capacity utilization in conjunction with an analysis of the markets in which the Company’s business is operating.

Intangible assets are discussed below. Amortization for financial accounting purposes is computed using the straight-line method over the estimated useful lives of the respective assets which range from three to ten years. Amortization for 2012 and 2011 totaled $3,259 and $2,184, respectively.

	Gross Carrying Value December 31, 2012	Gross Carrying Value December 31, 2011
Amortized intangible assets:
Website	$146,862	$116,057
Patents	$341	$341
Trademarks	$3,830	$3,830
TOTAL	$151,033	$120,228
Accumulated Amortization	$(120,179)	$(116,919)
TOTAL	$30,854	$3,309

Future Amortization for the years ending December 31:

2013	$10,302
2014	$10,284
2015	$10,268
2016	$0

Revenue Recognition

The Company operates predominantly as a distributor of its dietary supplement products through traditional large retailers and electronic intermediaries. Revenue from product sales is recognized upon transfer of title of the Company’s product to its customers. Net sales represent product sales less actual returns, allowances, discounts, and promotions. Sales to direct customers have an unconditional money back guarantee for thirty to sixty days after the date of purchase. Sales to several of the retail customers carry a “Sale or Return” Purchase agreement per contract, where if minimum sales thresholds are not met within required timeframe, the inventory will be returned to the Company for full credit. Other retail customers receive a percentage discount from invoice to cover any customer returns or damages they may incur. Returns, allowances and discounts were $1,717,211 and $1,891,607 for the years ending December 31, 2012 and 2011, respectively.

In addition, the Company provides allowances for sales returns based upon estimated and known returns. Product returns are recorded as a reduction of net revenues and as a reduction of the accounts receivable balance. The Company receives other revenues which includes but is not limited to shipping and handling charges which is charged to customers.

Cost of Sales

The Company purchases its products directly from third party manufacturers. The Company’s cost of sales include product costs, cost of warehousing and distribution. Included in the cost of sales are shipping and handling costs that are incurred by the Company.

Income Taxes

For the five months ended May 31, 2011, the Predecessor Company operated as a limited liability company. Accordingly, the Predecessor Company’s taxable income (or loss) was allocated to its sole member. Therefore, no provision or liabilities for income taxes have been included in the financial statements for these relevant periods.

However, on June 1, 2011, the Predecessor Company converted to a ‘C’ corporation under the laws of the State of Colorado as of that date. Accordingly, the Company began to account for income taxes in accordance with the standards on income taxes. As prescribed by these standards, the Company utilizes the asset and liability method of accounting for income taxes. Under this asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities, and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. See Note 5, “Income Taxes”. For the year ended December 31, 2011 and future years, the Company will file a consolidated federal income tax return. For state income tax purposes, the Company will also file a consolidated return in the states requiring the filing of such returns.

The Company has adopted the provisions of Codification Topic 740-10, “Accounting for Income Taxes,” (previously Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”), as of June 1, 2011. The implementation of this standard had no impact on the financial statements. As of both the date of adoption, and as of December 31, 2012, the unrecognized tax benefit accrual was zero.

Furthermore, since 2011 was the Company’s initial tax year, there are no prior federal or state tax returns subject to examination. Accordingly, the only taxable periods subject to examination by federal and state taxing authorities is the period ended December 31, 2012 and 2011.

Leases

The Company leases its headquarters facility, comprising approximately 7,120 square feet, in Golden (metropolitan Denver), Colorado. The total rent expense for the year ended December 31, 2012 was $57,108 and $65,645 for 2011. The lease expired on September, 30, 2012, and a new lease was signed on November 1, 2012 for a term of four years and three months, which included the expansion of the lease space to a total of 10,044 square feet to accommodate growth. The Company assumed the new addition in February of 2013. Future payments under the newly signed lease (with the expanded area) are $346,137. The Company also leases miscellaneous office and warehouse equipment. In most cases, management expects that in the normal course of business these leases will be renewed or replaced by other leases as applicable.

Future Payments

2013             $80,853

2014             $82,863

2015             $82,863

2016             $82,863

2017             $  6,905

Fair Value Measurements

ASC 820-10 establishes a framework for measuring the fair value of assets and liabilities and requires additional disclosure about fair value measurements. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal (or most advantageous market) for the asset or liability in than orderly transaction between market participants at the measure date.

The Company has a number of financial instruments, including cash, receivables, inventory, payables and debt obligations. The Company has issued warrants which are measured at fair value on a recurring basis. The Company estimates that the fair value of these financial instruments does not materially differ from the respective reported balance sheet amounts.

Accordingly, the adoption of ASC 820-10 has not had a material impact on the Company’s financial statements and disclosures.

Deferred Financing Fees

Costs incurred in connection with the Company’s line of credit issued in July 16, 2012 are being amortized over the term of the debt repayment period. Accumulated amortization for the aforementioned indebtedness for the Company as of December 31, 2012 was $3,125.

Marketing

The Company expenses all production costs related to advertising costs as they are incurred, including print and television when the advertisement has been broadcast or otherwise distributed. The Company records website costs related to its direct-to-consumer advertisements in accordance with FASB ASC 340-20 “Capitalized Advertising Costs”. In accordance with FASB ASC 340-20, direct response advertising costs incurred should be reported as assets and should be amortized over the estimated period of the benefits, based on the proportion of current period revenue from the advertisements to probable future revenue. As of December 31, 2012 and 2011, the Company had deferred $3,641 and $25,488 respectively, related to such advertising costs. This amount is included in Deposits and other assets and is being amortized over a three year period. In 2012 and 2011, marketing expenses totaled $1,996,325 and $2,450,464, respectively.

Research and Development Costs

Research and development costs are expensed when incurred. Research and development costs of $37,234 and $13,289 for December 31, 2012 and 2011, respectively, are included in selling and marketing expense.

Distribution, Shipping and Handling Costs

Shipping costs on purchases and shipping and handling fees related to sales charged to customers are both included in cost of sales. As mentioned in Revenue Recognition, shipping and handling revenue billed customers are reflected in other revenues.

Insurance

The Company has procured insurance for such areas as: (1) general liability; (2) product liability; (3) property insurance and (4) directors and officers liability. The Company is not insured for certain property and casualty risks due to the frequency and severity of such losses, the cost of insurance and the overall risk analysis performed by the Company.

As part of its medical benefits program, the Company contracts with a national service organizer to provide benefits to its employees for all medical, dental, vision and prescription drug services.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of temporary cash investments and trade accounts receivables. Concentrations of credit with respect to trade receivables are limited due to the large number of customers comprising the Company’s customer bases and their dispersion across different geographic locations.

The Company maintains cash balances at one financial institution located in Colorado and one in California. Accounts at these institutions are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per account. At times during the year, the Company’s bank balances have exceeded the FDIC limit. Management believes the risk of loss at such institutions to be minimal.

Customers whose revenue balance exceeds 10% of the account balance are disclosed below with corresponding accounts receivable balance outstanding at year end:

	2012		2011
Customer	% of Revenues	A/R balance	% of Revenues	A/R balance
A	28%	46%	26%	45%
B	14%	8%	12%	9%
C	10%	13%	7%	11%

Vendors whose purchase balance exceeds 10% of the inventory purchases are disclosed below with corresponding accounts payable balance outstanding at year end.

	2012		2011
Vendor	% of Purchases	A/P balance	% of Purchases	A/P balance
A	48%	64%	47%	33%
B	14%	0%	16%	17%
C	8%	0%	16%	4%

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include but are not limited to the fair value determination of derivative instruments, returns allowance and allowance for notes receivable.

Earnings (Loss) Per Share

Net earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by the weighted average number of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by the weighted average number of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

Since the Company reflected a net loss for the years ended December 31, 2012, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents as of December 31, 2012:

As of December 31,
2012
Stock options (exercise price – $0.573-$2.50/share)	1,103,276
Warrants (exercise price – $0.001-$0.57/share)	577,513
Total common stock equivalents	14,303,545

Recent Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 (ASC 2011-04), an update to ASC Topic 820, “Fair Value Measurements and Disclosures.” This update amends current guidance to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The update also includes instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. ASC Update 2011-04 is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASC Update 2011-04 effective January 1, 2012. The adoption of this pronouncement did not have a material impact on the Company’s financial position, results of operations or cash flows.